PREPAID EXPENSES AND OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2024
PREPAID EXPENSES AND OTHER RECEIVABLES
Schedule of prepaid expenses and other receivables

	December 31,
	2024	2023

	U.S. dollars in thousands
Advance to suppliers	77	1,310
Government institutions	334	694
Prepaid expenses and others	693	797
	1,104	2,801